Capital and reserve - Share Capital and Share Premium (Details) - shares	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Capital and reserve
Number of shares authorised	1,000,000,000	1,000,000,000	1,000,000,000
Number of shares issued	412,450,256	412,450,256	412,450,256
Number of shares outstanding	412,450,256	412,450,256	412,450,256